Revenue and expenses (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Share	Dec. 31, 2020 USD ($) Share
Revenue And Expenses [Line Items]
Variable consideration adjustment	$ 1,617	$ 6,668
Write-downs (recovery of cost of sales)	3,999	2,302
Inventory adjustments	5,445	2,302
Past service costs	4,989	$ 0
Increase in depreciation expense	$ 4,835
Stock options granted | Share	509,385	1,581,385
Employee share purchase plan, matching contribution, percentage	75.00%	75.00%
Gain on revaluation of liability	$ 4,602
Impairment loss	193,473
Peru [Member]
Revenue And Expenses [Line Items]
Write-downs (recovery of cost of sales)	$ (1,446)
Profit sharing plan, percentage	8.00%	8.00%
Manitoba [Member]
Revenue And Expenses [Line Items]
Write-downs (recovery of cost of sales)	$ 5,445
Profit sharing plan, percentage	10.00%	10.00%
Restructuring	$ 6,947
Bottom of range [member]
Revenue And Expenses [Line Items]
Employee share purchase plan, contributions, percentage of pre-tax base salary	1.00%	1.00%
Top of range [member]
Revenue And Expenses [Line Items]
Employee share purchase plan, contributions, percentage of pre-tax base salary	10.00%	10.00%